13F-HR
			09/30/2006

			0000315038
			bkiws$c6

			NONE


			CYNTHIA AMATUZZO
			704-988-5141
			camatuzzo@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	November 13, 2006



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $169,158(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company